Taxation - Schedule of Reconciliations of the Income Tax Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliations of the Income Tax Expenses [Abstract]
(Loss)/income before income tax		$ 4,416	$ 2,524	$ (19,764)
Income tax computed at statutory PRC income tax rate (25%)	[1]	1,104	631	(4,941)
Differential income tax rates applicable to certain entities comprising the Group		207	74	1,791
Effect of tax holiday		(542)	(448)	469
Permanent differences	[2]	(206)	(174)	2,100
Change in valuation allowance		478	133	1,569
Accelerated deductions on research and development expenses	[3]	(973)	(146)	(827)
Income tax expenses		$ 68	$ 70	$ 161

[1]	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in the PRC.
[2]	Permanent differences primarily represent non-deductible expenses.
[3]	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.